11. Financial (Income) expenses (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020	Aug. 31, 2020	Aug. 31, 2019
Other Income and Expenses [Abstract]
Interest and bank charges					$ 8,133	$ 18,348
Other financial expense					60,000	0
Capital gain from selling of held for trading investments					(69,974)	(19,621)
Loss (gain) from held for trading investments					0	(54,077)
Loss (profit) from royalties valuation					4,363,000	(4,363,000)
Currency exchange differences loss (profit)					62,852	(18,226)
Total other income (expense)	$ 62,854	$ 1,497	$ 57,889	$ 423,837	$ 4,424,012	$ (4,436,576)